Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 42,380	$ 134,350
Accounts receivable, net	1,563,289	5,972,736
Inventories		153,209
Prepayments	1,567,448	274,417
Deposits paid	605,981	595,063
Total Current assets	3,779,098	7,129,775
Non-current assets
Property, plant and equipment, net	72,658	134,538
Right-of-use assets – operating lease		40,421
Prepayment of long term assets	15,888,928
Deferred tax assets	44,248	44,248
Total non-current assets	16,005,834	219,207
Total assets	19,784,932	7,348,982
Current liabilities
Accrued expenses and other payables	212,593	425,673
Operating lease liabilities - current		40,421
Borrowings		777,893
Current income tax payable	811,357	992,270
Total liabilities	1,164,514	2,396,346
Commitments and contingencies
Shareholders’ equity
Common stock, $0.0001 par value; 500,000,000 shares authorized, 56,000,000 (2023: 27,000,000) shares issued and outstanding	5,600	2,700
Additional paid-in capital	16,325,412	641,015
Retained earnings	2,289,406	4,308,921
Total shareholders’ equity	18,620,418	4,952,636
Total liabilities and equity	19,784,932	7,348,982
Related Party
Current liabilities
Amount due to a related party	$ 140,564	$ 160,089